Shareholder Report, Line Graph (Details) DFHQ_Emerging Markets ex China Core Equity Portfolio_Institutional_TSR Annual {Institutional} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Nov. 15, 2021	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name					Emerging Markets ex China Core Equity Portfolio – Institutional
Accumulated Value	$ 11,294	$ 9,105	$ 7,984	$ 10,000	$ 13,596
MSCI Emerging Markets ex China Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets ex China Index (net div.)
Accumulated Value	$ 10,396	$ 8,174	$ 7,637	$ 10,000	$ 13,083